Related party transactions - Additional information (Details)	1 Months Ended							12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Jul. 31, 2020 CNY (¥)	Jul. 31, 2020 USD ($)	Oct. 31, 2019	Oct. 31, 2009 CNY (¥)	Oct. 31, 2009 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)
Related Party Transaction [Line Items]
Revenue from Related Parties								$ 7,200	$ 16,323	$ 155,418
Total sales
Related Party Transaction [Line Items]
Revenue from Related Parties								$ 7,200	$ 16,323	$ 155,418
Forasen Group
Related Party Transaction [Line Items]
Monthly rent	¥ 9,200	$ 1,313				¥ 22,400	$ 3,293
Renewed term of lease					10 years
Terms of lease	1 year	1 year				10 years	10 years
Zhejiang Tantech Bamboo Technology Co., Ltd.
Related Party Transaction [Line Items]
Terms of lease			10 years	10 years
Annual rent			¥ 459,360	$ 67,526
Hangzhou Forasen Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Terms of sublease agreement	2 years	2 years
Sublease income	¥ 283,258	$ 41,639